Non-Current Assets - Plant and Equipment - Disclosure of Non-Current Assets - Plant and Equipment (Detail) - AUD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	$ 83,144	$ 37,933
Exchange differences	(614)	1,252
Additions	29,215	82,735
Disposals	(41)	(1,427)
Depreciation charge	(48,559)	(37,349)
Closing net book amount	63,145	83,144
Plant and Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	51,771	10,057
Exchange differences	(540)	631
Additions	0	60,305
Disposals	0	0
Depreciation charge	(23,950)	(19,222)
Closing net book amount	27,281	51,771
Computers [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	24,393	22,261
Exchange differences	(34)	169
Additions	24,966	18,140
Disposals	(41)	(1,427)
Depreciation charge	(19,820)	(14,750)
Closing net book amount	29,464	24,393
Furniture and Fittings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	6,980	5,615
Exchange differences	(40)	452
Additions	4,249	4,290
Disposals	0	0
Depreciation charge	(4,789)	(3,377)
Closing net book amount	6,400	6,980
Cost or Fair Value [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	727,850	670,926
Closing net book amount	755,157	727,850
Cost or Fair Value [member] | Plant and Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	506,059	535,749
Closing net book amount	504,844	506,059
Cost or Fair Value [member] | Computers [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	182,397	108,827
Closing net book amount	206,836	182,397
Cost or Fair Value [member] | Furniture and Fittings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	39,394	26,350
Closing net book amount	43,477	39,394
Accumulated Amortization and Impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	(644,706)	(632,993)
Closing net book amount	(692,012)	(644,706)
Accumulated Amortization and Impairment [member] | Plant and Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	(454,288)	(525,692)
Closing net book amount	(477,563)	(454,288)
Accumulated Amortization and Impairment [member] | Computers [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	(158,004)	(86,566)
Closing net book amount	(177,372)	(158,004)
Accumulated Amortization and Impairment [member] | Furniture and Fittings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	(32,414)	(20,735)
Closing net book amount	$ (37,077)	$ (32,414)